Third Quarter Report
May 31, 2023 (Unaudited)
Columbia Balanced Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Balanced Fund, May 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 6.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACM Auto Trust(a)
Subordinated Series 2022-1A Class C
04/20/2029	5.480%	10,625,000	10,549,560
ALM Ltd.(a),(b)
Series 2022-20A Class A2
3-month Term SOFR + 2.000% Floor 2.000% 07/15/2037	6.986%	8,450,000	8,439,437
American Credit Acceptance Receivables Trust(a)
Series 2020-1 Class D
03/13/2026	2.390%	8,919,021	8,825,613
Subordinated Series 2021-1 Class C
03/15/2027	0.830%	3,239,046	3,191,801
Subordinated Series 2021-2 Class E
07/13/2027	2.540%	3,850,000	3,552,173
Apidos CLO XI(a),(b)
Series 2012-11A Class BR3
3-month USD LIBOR + 1.650% Floor 1.650% 04/17/2034	6.910%	12,575,000	12,157,900
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month USD LIBOR + 1.150% Floor 1.150% 01/20/2031	6.400%	5,925,000	5,786,491
Aqua Finance Trust(a)
Series 2021-A Class A
07/17/2046	1.540%	3,471,231	3,090,860
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month USD LIBOR + 1.450% Floor 1.450% 04/15/2030	6.710%	3,450,000	3,333,521
Avant Loans Funding Trust(a)
Subordinated Series 2021-REV1 Class C
07/15/2030	2.300%	2,100,000	1,944,815
Bain Capital Credit CLO Ltd.(a),(b)
Series 2021-7A Class B
3-month USD LIBOR + 1.650% Floor 1.650% 01/22/2035	6.923%	15,750,000	15,003,844
Ballyrock CLO Ltd.(a),(b)
Series 2018-1A Class A1
3-month USD LIBOR + 1.000% 04/20/2031	6.250%	3,450,000	3,413,927
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Barings CLO Ltd.(a),(b)
Series 2018-4A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 10/15/2030	6.960%	22,000,000	21,491,404
Basswood Park CLO Ltd.(a),(b)
Series 2021-1A Class A
3-month USD LIBOR + 1.000% Floor 1.000% 04/20/2034	6.250%	6,725,000	6,552,840
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.140% Floor 1.140% 01/20/2031	6.390%	11,683,038	11,556,966
Carlyle CLO Ltd.(a),(b)
Series C17A Class CR
3-month USD LIBOR + 2.800% Floor 2.800% 04/30/2031	8.099%	1,925,000	1,766,992
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	6.650%	2,000,000	1,925,296
Carlyle US CLO Ltd.(a),(b)
Series 2016-4A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/20/2027	6.700%	21,575,000	21,306,823
Carmax Auto Owner Trust
Subordinated Series 2021-1 Class C
12/15/2026	0.940%	1,650,000	1,499,314
Cascade Funding Mortgage Trust(a)
CMO Series 2021-GRN1 Class A
03/20/2041	1.100%	2,957,080	2,723,794
Crossroads Asset Trust(a)
Subordinated Series 2021-A Class B
06/20/2025	1.120%	813,117	806,405
Drive Auto Receivables Trust
Subordinated Series 2020-2 Class D
05/15/2028	3.050%	1,875,000	1,832,137
Subordinated Series 2021-2 Class D
03/15/2029	1.390%	22,110,000	20,501,761
Dryden CLO Ltd.(a),(b)
Series 2018-55A Class A1
3-month USD LIBOR + 1.020% 04/15/2031	6.280%	8,450,000	8,365,061
2	Columbia Balanced Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month USD LIBOR + 0.970% Floor 0.970% 04/15/2031	6.230%	13,175,000	13,002,302
Series 2016-42A Class BR
3-month USD LIBOR + 1.550% 07/15/2030	6.810%	6,025,000	5,835,664
DT Auto Owner Trust(a)
Series 2019-3A Class D
04/15/2025	2.960%	4,649,509	4,594,447
Series 2020-2A Class D
03/16/2026	4.730%	3,235,000	3,178,715
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	8,731,781	8,540,587
Subordinated Series 2020-3A Class D
06/15/2026	1.840%	6,125,000	5,716,178
Exeter Automobile Receivables Trust(a)
Series 2019-4A Class D
09/15/2025	2.580%	4,926,916	4,824,330
Subordinated Series 2020-1A Class D
12/15/2025	2.730%	4,586,816	4,481,051
Subordinated Series 2020-2A Class D
04/15/2026	4.730%	2,200,000	2,175,877
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class D
07/15/2026	1.730%	3,775,000	3,656,396
Subordinated Series 2021-1A Class D
11/16/2026	1.080%	7,752,000	7,308,320
Subordinated Series 2021-3A Class D
06/15/2027	1.550%	25,630,000	23,520,331
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	797,235	783,406
Foursight Capital Automobile Receivables Trust(a)
Subordinated Series 2021-1 Class D
03/15/2027	1.320%	5,075,000	4,757,209
Freed ABS Trust(a)
Subordinated Series 2021-1CP Class C
03/20/2028	2.830%	504,744	500,656
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2019-4A Class C
08/15/2025	3.060%	3,650,589	3,599,808
Subordinated Series 2020-1A Class C
11/17/2025	2.720%	6,268,573	6,181,696
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GoldentTree Loan Management US CLO 1 Ltd.(a),(b)
Series 2021-10A Class A
3-month USD LIBOR + 1.100% Floor 1.100% 07/20/2034	6.350%	9,175,000	8,982,398
Hilton Grand Vacations Trust(a)
Series 2018-AA Class A
02/25/2032	3.540%	951,029	918,841
Series 2019-AA Class A
07/25/2033	2.340%	2,248,889	2,099,551
Jay Park CLO Ltd.(a),(b)
Series 2016-1A Class A2R
3-month USD LIBOR + 1.450% 10/20/2027	6.700%	17,575,000	17,386,508
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2020-REV1 Class B
10/15/2028	4.494%	10,200,000	10,009,134
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	1,288,265	1,255,548
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month USD LIBOR + 1.150% Floor 1.150% 04/19/2033	6.415%	3,025,000	2,980,136
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class BR
3-month Term SOFR + 1.800% Floor 1.800% 10/15/2032	6.786%	16,325,000	15,797,360
Magnetite XII Ltd.(a),(b)
Series 2015-12A Class ARR
3-month USD LIBOR + 1.100% Floor 1.100% 10/15/2031	6.360%	13,830,000	13,680,180
MVW Owner Trust(a)
Series 2017-1A Class A
12/20/2034	2.420%	1,925,225	1,905,722
Octagon Investment Partners 39 Ltd.(a),(b)
Series 2018-3A Class B
3-month USD LIBOR + 1.650% Floor 1.650% 10/20/2030	7.100%	22,575,000	21,841,312
OHA Credit Funding Ltd.(a),(b)
Series 2021-8A Class A
3-month USD LIBOR + 1.190% Floor 1.190% 01/18/2034	6.452%	4,025,000	3,961,216
Pagaya AI Debt Trust(a)
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	4,324,428	4,012,376

Columbia Balanced Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Palmer Square Loan Funding Ltd.(a),(b)
Series 2021-4A Class B
3-month USD LIBOR + 1.750% Floor 1.750% 10/15/2029	7.010%	10,000,000	9,449,070
Race Point IX CLO Ltd.(a),(b)
Series 2015-9A Class A2R
3-month USD LIBOR + 0.450% Floor 1.450% 10/15/2030	5.710%	12,200,000	11,694,090
Redding Ridge Asset Management Ltd.(a),(b)
Series 2018-4A Class A2
3-month USD LIBOR + 1.550% 04/15/2030	6.810%	3,000,000	2,931,252
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	4,452,074	3,936,569
Santander Consumer Auto Receivables Trust(a)
Subordinated Series 2021-AA Class C
11/16/2026	1.030%	1,275,000	1,175,791
Subordinated Series 2021-AA Class D
01/15/2027	1.570%	1,050,000	958,752
Santander Drive Auto Receivables Trust
Series 2020-2 Class D
09/15/2026	2.220%	4,932,768	4,831,743
Subordinated Series 2020-3 Class D
11/16/2026	1.640%	41,490,000	40,348,025
SCF Equipment Leasing LLC(a)
Series 2019-2A Class B
08/20/2026	2.760%	8,025,000	7,782,295
Series 2020-1A Class C
08/21/2028	2.600%	4,850,000	4,519,743
Sierra Timeshare Receivables Funding LLC(a)
Series 2018-2A Class A
06/20/2035	3.500%	638,019	635,346
Series 2018-3A Class A
09/20/2035	3.690%	436,083	432,963
Theorem Funding Trust(a)
Subordinated Series 2021-1A Class B
12/15/2027	1.840%	4,200,000	4,004,763
Upstart Pass-Through Trust(a)
Series 2021-ST10 Class A
01/20/2030	2.250%	9,557,329	9,119,428
Series 2021-ST2 Class A
04/20/2027	2.500%	633,404	607,892
Series 2021-ST7 Class A
09/20/2029	1.850%	1,723,383	1,649,976
Series 2021-ST9 Class A
11/20/2029	1.700%	1,212,549	1,164,408
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upstart Securitization Trust(a)
Series 2020-2 Class A
11/20/2030	2.309%	1,200,951	1,179,798
Subordinated Series 2021-2 Class B
06/20/2031	1.750%	2,860,000	2,773,396
Subordinated Series 2021-3 Class B
07/20/2031	1.660%	2,844,000	2,717,191
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	1,099,778	1,062,144
Total Asset-Backed Securities — Non-Agency (Cost $516,907,238)			500,080,625

Commercial Mortgage-Backed Securities - Non-Agency 5.4%

American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,568,051	2,493,311
Series 2014-SFR3 Class A
12/17/2036	3.678%	2,994,150	2,901,877
Series 2015-SFR1 Class A
04/17/2052	3.467%	3,111,795	3,000,526
Series 2015-SFR2 Class A
10/17/2052	3.732%	2,357,855	2,261,649
AMSR Trust(a)
Subordinated Series 2020-SFR2 Class C
07/17/2037	2.533%	2,799,000	2,582,022
Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class B
1-month USD LIBOR + 1.450% Floor 1.450% 05/15/2035	6.557%	16,800,000	16,432,586
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2037	6.357%	7,370,000	7,082,031
Subordinated Series 2018-BXH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 10/15/2037	6.607%	3,975,000	3,808,018
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	8,475,000	7,962,122
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	6.358%	14,823,000	14,379,014

4	Columbia Balanced Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BPR Trust(a),(b)
Subordinated Series 2021-TY Class D
1-month USD LIBOR + 2.350% Floor 2.350% 09/15/2038	7.457%	6,000,000	5,523,742
BX Commercial Mortgage Trust(a),(b)
Series 2019-XL Class C
1-month Term SOFR + 1.364% Floor 1.250% 10/15/2036	6.424%	6,056,250	5,965,553
BX Mortgage Trust(a),(b)
Series 2021-PAC Class D
1-month USD LIBOR + 1.298% Floor 1.298% 10/15/2036	6.406%	14,175,000	13,377,602
BX Trust(a),(b)
Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Floor 1.587% 10/15/2036	6.694%	4,422,000	4,245,361
Subordinated Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	6.994%	3,895,000	3,661,617
BX Trust(a)
Series 2023-LIFE Class A
02/15/2028	5.045%	7,225,000	6,978,773
Citigroup Commercial Mortgage Trust(a),(c)
Subordinated Series 2020-420K Class C
11/10/2042	3.312%	2,500,000	2,002,700
Subordinated Series 2020-420K Class D
11/10/2042	3.312%	2,250,000	1,649,904
CLNY Trust(a),(b)
Subordinated Series 2019-IKPR Class D
1-month USD LIBOR + 2.025% Floor 2.025% 11/15/2038	7.199%	11,925,000	10,971,014
COMM Mortgage Trust(a),(c)
Subordinated Series 2020-CBM Class D
02/10/2037	3.633%	2,925,000	2,660,008
COMM Mortgage Trust(a)
Subordinated Series 2020-CX Class B
11/10/2046	2.446%	3,275,000	2,567,988
Extended Stay America Trust(a),(b)
Series 2021-ESH Class E
1-month USD LIBOR + 2.850% Floor 2.850% 07/15/2038	7.957%	1,874,507	1,813,591
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-ESH Class F
1-month USD LIBOR + 3.700% Floor 3.700% 07/15/2038	8.807%	1,947,540	1,850,175
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
08/17/2037	2.241%	4,225,000	3,875,906
Subordinated Series 2020-SFR2 Class D
10/19/2037	1.968%	18,600,000	16,760,229
GS Mortgage Securities Corp. Trust(a)
Series 2017-485L Class A
02/10/2037	3.721%	3,835,000	3,350,732
GS Mortgage Securities Corp. Trust(a),(b)
Subordinated CMO Series 2021-IP Class D
1-month USD LIBOR + 2.100% Floor 2.100% 10/15/2036	7.207%	5,425,000	4,836,817
Home Partners of America Trust(a)
Subordinated Series 2019-2 Class D
10/19/2039	3.121%	6,410,403	5,525,686
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	41,136,235	36,522,366
Invitation Homes Trust(a),(b)
Series 2018-SFR4 Class A
1-month USD LIBOR + 1.100% Floor 1.000% 01/17/2038	6.208%	19,679,949	19,631,296
JPMBB Commercial Mortgage Securities Trust(c)
Series 2013-C14 Class ASB
08/15/2046	3.761%	84,577	84,356
JPMorgan Chase Commercial Mortgage Securities Trust(a),(c)
Subordinated Series 2021-2NU Class B
01/05/2040	2.077%	3,800,000	2,992,741
Subordinated Series 2021-2NU Class C
01/05/2040	2.077%	1,500,000	1,150,576
KKR Industrial Portfolio Trust(a),(b)
Subordinated Series 2021-KDIP Class D
1-month Term SOFR + 1.364% Floor 1.250% 12/15/2037	6.424%	2,325,000	2,231,568
Life Mortgage Trust(a),(b)
Subordinated Series 2021-BMR Class D
1-month Term SOFR + 1.514% Floor 1.400% 03/15/2038	6.574%	4,472,514	4,287,260
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C29 Class A3
05/15/2049	3.058%	5,928,750	5,559,964
Series 2017-C34 Class A3
11/15/2052	3.276%	14,135,000	12,903,825

Columbia Balanced Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Capital I Trust(a),(c)
Series 2019-MEAD Class D
11/10/2036	3.283%	7,392,500	6,516,545
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month USD LIBOR + 2.200% Floor 2.200% 01/15/2036	7.307%	6,950,000	5,741,422
Subordinated Series 2020-1NYP Class D
1-month USD LIBOR + 2.750% Floor 2.750% 01/15/2036	7.857%	2,600,000	1,989,314
Progress Residential Trust(a)
Series 2019-SFR3 Class C
09/17/2036	2.721%	4,750,000	4,532,215
Series 2019-SFR3 Class D
09/17/2036	2.871%	7,049,000	6,730,049
Series 2019-SFR4 Class C
10/17/2036	3.036%	17,766,000	16,829,368
Series 2020-SFR1 Class C
04/17/2037	2.183%	2,075,000	1,938,069
Series 2020-SFR1 Class D
04/17/2037	2.383%	4,200,000	3,905,734
Series 2020-SFR2 Class A
06/17/2037	2.078%	2,571,823	2,402,086
Series 2023-SFR1 Class A
03/17/2040	4.300%	7,650,000	7,296,421
Subordinated Series 2020-SFR2 Class C
06/17/2037	3.077%	600,000	566,137
Subordinated Series 2020-SFR2 Class D
06/17/2037	3.874%	775,000	739,230
Subordinated Series 2021-SFR8 Class D
10/17/2038	2.082%	11,910,000	10,256,020
RBS Commercial Funding, Inc., Trust(a),(c)
Series 2013-GSP Class A
01/15/2032	3.834%	7,141,000	6,856,396
SFO Commercial Mortgage Trust(a),(b)
Subordinated Series 2021-555 Class E
1-month USD LIBOR + 2.900% Floor 2.900% 05/15/2038	8.007%	3,025,000	2,365,909
SPGN TFLM Mortgage Trust(a),(b)
Series 2022 Class A
1-month Term SOFR + 1.550% Floor 1.550% 02/15/2039	6.609%	30,525,000	29,185,319
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
STAR Trust(a),(b)
Series 2022-SFR3 Class A
1-month Term SOFR + 1.650% Floor 1.650% 05/17/2024	6.718%	16,928,546	16,989,116
Subordinated Series 2022-SFR3 Class B
1-month Term SOFR + 1.950% Floor 1.950% 05/17/2024	7.018%	12,100,000	12,047,106
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	4,100,000	3,672,222
Tricon American Homes Trust(a)
Subordinated Series 2020-SFR2 Class D
11/17/2039	2.281%	6,775,000	5,770,126
Wells Fargo Commercial Mortgage Trust
Series 2015-C28 Class A3
05/15/2048	3.290%	6,512,659	6,252,385
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2020-SDAL Class D
1-month USD LIBOR + 2.090% Floor 2.090%, Cap 4.500% 02/15/2037	7.197%	3,400,000	3,251,159
Series 2021-FCMT Class A
1-month USD LIBOR + 1.200% Floor 1.200% 05/15/2031	6.307%	4,750,000	4,539,259
Series 2021-FCMT Class D
1-month USD LIBOR + 3.500% Floor 3.500% 05/15/2031	8.607%	3,925,000	3,493,350
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $443,689,271)			409,749,463

Common Stocks 57.7%
Issuer	Shares	Value ($)
Communication Services 8.3%
Entertainment 2.1%
Endeavor Group Holdings, Inc., Class A(d)	1,509,940	34,003,849
Take-Two Interactive Software, Inc.(d)	489,263	67,386,193
Walt Disney Co. (The)(d)	638,693	56,179,436
Total		157,569,478
Interactive Media & Services 5.0%
Alphabet, Inc., Class A(d)	877,491	107,817,319
Alphabet, Inc., Class C(d)	832,980	102,764,743
Match Group, Inc.(d)	492,518	16,991,871
Meta Platforms, Inc., Class A(d)	393,431	104,149,054

6	Columbia Balanced Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pinterest, Inc., Class A(d)	956,373	22,895,570
ZoomInfo Technologies, Inc.(d)	933,446	23,084,119
Total		377,702,676
Media 0.6%
Comcast Corp., Class A	1,050,865	41,351,538
Wireless Telecommunication Services 0.6%
T-Mobile US, Inc.(d)	350,137	48,056,303
Total Communication Services		624,679,995
Consumer Discretionary 3.9%
Automobiles 0.7%
Tesla, Inc.(d)	261,302	53,287,317
Broadline Retail 2.3%
Amazon.com, Inc.(d)	1,422,430	171,516,610
Hotels, Restaurants & Leisure 0.3%
McDonald’s Corp.	85,394	24,346,683
Specialty Retail 0.3%
Lowe’s Companies, Inc.	95,940	19,296,412
Textiles, Apparel & Luxury Goods 0.3%
Tapestry, Inc.	617,261	24,702,785
Total Consumer Discretionary		293,149,807
Consumer Staples 3.8%
Consumer Staples Distribution & Retail 1.3%
Sysco Corp.	323,356	22,618,752
Walmart, Inc.	499,516	73,363,915
Total		95,982,667
Food Products 0.9%
Mondelez International, Inc., Class A	965,255	70,859,370
Household Products 1.1%
Procter & Gamble Co. (The)	559,110	79,673,175
Personal Care Products 0.5%
Coty, Inc., Class A(d)	2,043,570	22,152,299
Kenvue, Inc.(d)	655,315	16,441,853
Total		38,594,152
Total Consumer Staples		285,109,364
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 2.0%
Oil, Gas & Consumable Fuels 2.0%
Canadian Natural Resources Ltd.	860,167	46,345,798
Chevron Corp.	537,072	80,893,785
EOG Resources, Inc.	249,060	26,721,647
Total		153,961,230
Total Energy		153,961,230
Financials 6.8%
Banks 1.4%
Bank of America Corp.	928,772	25,810,574
JPMorgan Chase & Co.	408,854	55,485,576
Wells Fargo & Co.	650,012	25,876,978
Total		107,173,128
Capital Markets 1.3%
BlackRock, Inc.	70,313	46,234,313
MSCI, Inc.	42,780	20,129,273
S&P Global, Inc.	91,374	33,573,549
Total		99,937,135
Consumer Finance 0.2%
American Express Co.	79,553	12,613,924
Financial Services 3.4%
Berkshire Hathaway, Inc., Class B(d)	368,078	118,182,484
MasterCard, Inc., Class A	194,459	70,981,424
Visa, Inc., Class A	331,296	73,226,355
Total		262,390,263
Insurance 0.5%
Aon PLC, Class A	116,586	35,942,298
Total Financials		518,056,748
Health Care 8.9%
Biotechnology 1.8%
AbbVie, Inc.	401,284	55,361,140
BioMarin Pharmaceutical, Inc.(d)	240,988	20,951,497
Vertex Pharmaceuticals, Inc.(d)	176,835	57,218,501
Total		133,531,138

Columbia Balanced Fund | Third Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 2.1%
Abbott Laboratories	341,510	34,834,020
Boston Scientific Corp.(d)	874,727	45,030,946
GE HealthCare Technologies, Inc.	268,278	21,330,784
Medtronic PLC	715,389	59,205,594
Total		160,401,344
Health Care Providers & Services 0.9%
Elevance Health, Inc.	157,284	70,434,921
Life Sciences Tools & Services 1.5%
Avantor, Inc.(d)	919,271	18,330,264
Danaher Corp.	125,255	28,761,053
IQVIA Holdings, Inc.(d)	130,095	25,617,006
Thermo Fisher Scientific, Inc.	76,452	38,872,784
Total		111,581,107
Pharmaceuticals 2.6%
Eli Lilly & Co.	256,964	110,355,760
Johnson & Johnson	579,704	89,888,902
Total		200,244,662
Total Health Care		676,193,172
Industrials 4.6%
Aerospace & Defense 1.1%
Raytheon Technologies Corp.	868,494	80,023,037
Ground Transportation 1.6%
Uber Technologies, Inc.(d)	1,609,824	61,060,625
Union Pacific Corp.	322,900	62,164,708
Total		123,225,333
Industrial Conglomerates 1.2%
General Electric Co.	579,611	58,847,905
Honeywell International, Inc.	152,985	29,311,926
Total		88,159,831
Machinery 0.7%
Parker-Hannifin Corp.	172,646	55,322,684
Total Industrials		346,730,885
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 16.7%
Electronic Equipment, Instruments & Components 0.9%
TE Connectivity Ltd.	372,633	45,640,090
Zebra Technologies Corp., Class A(d)	80,529	21,144,499
Total		66,784,589
IT Services 1.2%
Accenture PLC, Class A	140,106	42,861,227
International Business Machines Corp.	365,232	46,965,183
Total		89,826,410
Semiconductors & Semiconductor Equipment 4.3%
Advanced Micro Devices, Inc.(d)	372,891	44,079,445
Entegris, Inc.	235,579	24,794,690
Lam Research Corp.	95,010	58,592,667
Marvell Technology, Inc.	436,529	25,532,581
NVIDIA Corp.	400,192	151,408,641
QUALCOMM, Inc.	167,955	19,047,777
Total		323,455,801
Software 6.5%
Adobe, Inc.(d)	129,992	54,309,358
Intuit, Inc.	172,929	72,478,003
Microsoft Corp.	1,048,142	344,199,351
Palo Alto Networks, Inc.(d)	119,985	25,603,599
Total		496,590,311
Technology Hardware, Storage & Peripherals 3.8%
Apple, Inc.	1,639,000	290,512,750
Total Information Technology		1,267,169,861
Materials 0.9%
Chemicals 0.7%
Corteva, Inc.	245,326	13,122,488
Sherwin-Williams Co. (The)	163,873	37,326,992
Total		50,449,480
Metals & Mining 0.2%
Newmont Corp.	434,073	17,601,660
Total Materials		68,051,140

8	Columbia Balanced Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 0.7%
Specialized REITs 0.7%
American Tower Corp.	301,539	55,615,853
Total Real Estate		55,615,853
Utilities 1.1%
Electric Utilities 0.7%
American Electric Power Co., Inc.	617,004	51,285,373
Multi-Utilities 0.4%
Public Service Enterprise Group, Inc.	521,399	31,153,590
Total Utilities		82,438,963
Total Common Stocks (Cost $2,608,658,282)		4,371,157,018

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	438,000	196,574
Total Convertible Bonds (Cost $420,046)			196,574

Corporate Bonds & Notes 7.7%

Aerospace & Defense 0.3%
BAE Systems PLC(a)
04/15/2030	3.400%	7,500,000	6,787,913
Boeing Co. (The)
05/01/2040	5.705%	12,700,000	12,520,481
Bombardier, Inc.(a)
04/15/2027	7.875%	285,000	281,554
Spirit AeroSystems, Inc.
06/15/2028	4.600%	129,000	106,247
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	114,000	121,406
TransDigm, Inc.(a)
03/15/2026	6.250%	1,044,000	1,036,868
08/15/2028	6.750%	250,000	250,418
TransDigm, Inc.
11/15/2027	5.500%	369,000	346,860
05/01/2029	4.875%	157,000	139,519
Total			21,591,266
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.0%
Air Canada(a)
08/15/2026	3.875%	183,000	169,938
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	827,175	811,846
04/20/2029	5.750%	237,298	227,659
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	288,390	268,937
United Airlines, Inc.(a)
04/15/2026	4.375%	245,000	231,891
04/15/2029	4.625%	252,000	227,812
Total			1,938,083
Automotive 0.1%
Ford Motor Co.
02/12/2032	3.250%	200,000	152,013
Ford Motor Credit Co. LLC
02/10/2025	2.300%	210,000	195,592
06/16/2025	5.125%	68,000	65,849
11/13/2025	3.375%	481,000	443,525
03/06/2026	6.950%	200,000	200,381
01/09/2027	4.271%	350,000	321,335
05/28/2027	4.950%	355,000	333,020
08/17/2027	4.125%	277,000	250,325
11/04/2027	7.350%	172,000	174,193
02/16/2028	2.900%	162,000	137,118
11/13/2030	4.000%	194,000	162,692
IHO Verwaltungs GmbH(a),(e)
09/15/2026	4.750%	264,544	239,554
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	659,000	654,415
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	93,000	92,192
05/15/2027	8.500%	406,000	407,141
Total			3,829,345
Banking 2.0%
Bank of America Corp.(f)
04/23/2040	4.078%	33,000,000	27,775,061
Citigroup, Inc.(f)
01/25/2033	3.057%	13,268,000	11,138,431
Goldman Sachs Group, Inc. (The)(f)
02/24/2033	3.102%	25,500,000	21,610,795
HSBC Holdings PLC(f)
05/24/2032	2.804%	20,800,000	16,889,044
JPMorgan Chase & Co.(f)
Subordinated
05/13/2031	2.956%	36,185,000	30,922,307

Columbia Balanced Fund | Third Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley(f)
01/22/2031	2.699%	18,000,000	15,398,193
Wells Fargo & Co.(f)
04/24/2034	5.389%	26,400,000	26,394,138
Total			150,127,969
Brokerage/Asset Managers/Exchanges 0.0%
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	229,000	232,009
Hightower Holding LLC(a)
04/15/2029	6.750%	293,000	252,893
NFP Corp.(a)
08/15/2028	4.875%	290,000	258,964
08/15/2028	6.875%	867,000	718,811
10/01/2030	7.500%	262,000	252,612
Total			1,715,289
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
11/15/2029	3.875%	123,000	105,114
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	310,000	293,836
05/15/2029	4.125%	186,000	161,172
Interface, Inc.(a)
12/01/2028	5.500%	145,000	113,118
James Hardie International Finance DAC(a)
01/15/2028	5.000%	238,000	227,412
SRS Distribution, Inc.(a)
07/01/2028	4.625%	142,000	125,806
07/01/2029	6.125%	276,000	229,837
12/01/2029	6.000%	481,000	397,491
Standard Industries, Inc.(a)
02/15/2027	5.000%	61,000	57,349
White Cap Buyer LLC(a)
10/15/2028	6.875%	404,000	350,880
Total			2,062,015
Cable and Satellite 0.3%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	426,000	395,448
02/01/2028	5.000%	151,000	137,250
03/01/2030	4.750%	877,000	740,040
08/15/2030	4.500%	682,000	561,738
03/01/2031	7.375%	103,000	98,416
02/01/2032	4.750%	277,000	222,322
Comcast Corp.
05/15/2064	5.500%	3,800,000	3,765,116
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC(a)
02/01/2028	5.375%	258,000	203,620
02/01/2029	6.500%	361,000	285,970
01/15/2030	5.750%	335,000	147,076
12/01/2030	4.125%	298,000	206,755
02/15/2031	3.375%	233,000	159,265
DISH DBS Corp.(a)
12/01/2028	5.750%	388,000	281,411
DISH DBS Corp.
06/01/2029	5.125%	324,000	146,550
DISH Network Corp.(a)
11/15/2027	11.750%	544,000	523,074
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	316,000	243,414
09/15/2028	6.500%	419,000	210,925
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	204,000	179,868
07/01/2029	5.500%	289,000	252,416
Time Warner Cable LLC
05/01/2037	6.550%	9,210,000	8,776,822
Videotron Ltd.(a)
06/15/2029	3.625%	197,000	169,320
Virgin Media Finance PLC(a)
07/15/2030	5.000%	299,000	236,274
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	303,000	272,447
08/15/2030	4.500%	192,000	159,360
VZ Secured Financing BV(a)
01/15/2032	5.000%	387,000	308,471
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	241,000	184,032
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	332,000	306,085
Ziggo BV(a)
01/15/2030	4.875%	425,000	353,897
Total			19,527,382
Chemicals 0.1%
Avient Corp.(a)
08/01/2030	7.125%	217,000	219,076
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	119,000	102,003
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	553,000	523,527
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	209,000	195,694
Element Solutions, Inc.(a)
09/01/2028	3.875%	387,000	338,225

10	Columbia Balanced Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HB Fuller Co.
10/15/2028	4.250%	516,000	463,282
Herens Holdco Sarl(a)
05/15/2028	4.750%	256,000	203,739
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	162,000	148,712
Ingevity Corp.(a)
11/01/2028	3.875%	236,000	194,746
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	278,000	279,485
Iris Holdings, Inc.(a),(e)
02/15/2026	8.750%	135,000	126,436
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	467,000	375,066
10/01/2029	6.250%	181,000	134,532
Olympus Water US Holding Corp.(a),(g)
11/15/2028	9.750%	616,000	612,227
SPCM SA(a)
03/15/2027	3.125%	133,000	121,765
WR Grace Holdings LLC(a)
06/15/2027	4.875%	427,000	396,178
08/15/2029	5.625%	606,000	502,692
03/01/2031	7.375%	127,000	124,501
Total			5,061,886
Construction Machinery 0.0%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	106,000	91,006
Herc Holdings, Inc.(a)
07/15/2027	5.500%	117,000	111,109
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	54,000	54,630
03/15/2031	7.750%	124,000	129,259
United Rentals North America, Inc.
01/15/2030	5.250%	198,000	187,667
Total			573,671
Consumer Cyclical Services 0.0%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	436,000	370,267
12/01/2028	6.125%	378,000	326,993
Match Group, Inc.(a)
02/15/2029	5.625%	191,000	179,825
Staples, Inc.(a)
04/15/2026	7.500%	117,000	96,194
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uber Technologies, Inc.(a)
05/15/2025	7.500%	359,000	363,520
01/15/2028	6.250%	247,000	247,237
08/15/2029	4.500%	491,000	448,296
Total			2,032,332
Consumer Products 0.0%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	473,000	417,705
Mattel, Inc.(a)
04/01/2026	3.375%	113,000	103,667
04/01/2029	3.750%	222,000	193,778
Newell Brands, Inc.
09/15/2027	6.375%	79,000	75,123
09/15/2029	6.625%	111,000	105,259
Prestige Brands, Inc.(a)
01/15/2028	5.125%	399,000	381,440
Scotts Miracle-Gro Co. (The)
02/01/2032	4.375%	136,000	108,737
Spectrum Brands, Inc.(a)
10/01/2029	5.000%	131,000	116,842
07/15/2030	5.500%	117,000	107,150
Total			1,609,701
Diversified Manufacturing 0.1%
Carrier Global Corp.
04/05/2040	3.377%	6,000,000	4,517,471
Chart Industries, Inc.(a)
01/01/2030	7.500%	136,000	137,405
01/01/2031	9.500%	47,000	49,151
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	351,000	348,193
Gates Global LLC/Co.(a)
01/15/2026	6.250%	524,000	516,791
Madison IAQ LLC(a)
06/30/2028	4.125%	207,000	179,241
06/30/2029	5.875%	213,000	162,164
Resideo Funding, Inc.(a)
09/01/2029	4.000%	554,000	467,604
Vertical Holdco GmbH(a)
07/15/2028	7.625%	237,000	207,553
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	391,000	360,412
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	268,000	269,896
06/15/2028	7.250%	287,000	292,904
Total			7,508,785

Columbia Balanced Fund | Third Quarter Report 2023	11

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.7%
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	368,000	342,882
02/15/2031	3.750%	479,000	402,987
01/15/2032	3.750%	102,000	83,895
Edison International
11/15/2028	5.250%	6,940,000	6,850,123
Emera US Finance LP
06/15/2046	4.750%	8,500,000	6,761,113
Exelon Corp.
03/15/2052	4.100%	4,430,000	3,498,916
Indiana Michigan Power Co.
03/15/2037	6.050%	2,500,000	2,653,887
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	80,000	70,754
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	340,000	317,922
NRG Energy, Inc.(a)
02/15/2029	3.375%	190,000	156,623
06/15/2029	5.250%	154,000	138,955
02/15/2031	3.625%	272,000	213,886
02/15/2032	3.875%	483,000	375,544
Ohio Edison Co.(a)
01/15/2033	5.500%	7,000,000	7,113,084
Pacific Gas and Electric Co.
04/01/2053	6.700%	7,000,000	6,825,109
PG&E Corp.
07/01/2030	5.250%	220,000	199,005
Progress Energy, Inc.
03/01/2031	7.750%	5,000,000	5,687,954
Southern Co. (The)
07/01/2046	4.400%	8,250,000	6,911,197
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	75,000	72,901
02/15/2027	5.625%	354,000	340,717
07/31/2027	5.000%	379,000	356,193
Total			49,373,647
Environmental 0.0%
Clean Harbors, Inc.(a)
02/01/2031	6.375%	39,000	39,086
GFL Environmental, Inc.(a)
12/15/2026	5.125%	319,000	307,570
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	517,000	475,768
Total			822,424
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.0%
Navient Corp.
06/25/2025	6.750%	200,000	194,582
OneMain Finance Corp.
09/15/2030	4.000%	214,000	157,926
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	247,000	216,060
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	353,000	277,640
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	587,000	441,920
Springleaf Finance Corp.
03/15/2024	6.125%	221,000	215,778
11/15/2029	5.375%	23,000	18,809
Total			1,522,715
Food and Beverage 0.2%
Bacardi Ltd.(a)
05/15/2038	5.150%	8,350,000	7,833,571
Constellation Brands, Inc.
05/01/2033	4.900%	6,200,000	6,090,763
Darling Ingredients, Inc.(a)
06/15/2030	6.000%	275,000	270,576
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	464,000	438,702
Pilgrim’s Pride Corp.
04/15/2031	4.250%	515,000	441,385
03/01/2032	3.500%	556,000	444,145
Post Holdings, Inc.(a)
03/01/2027	5.750%	182,000	178,611
01/15/2028	5.625%	152,000	146,249
04/15/2030	4.625%	322,000	281,857
09/15/2031	4.500%	115,000	97,480
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	621,000	534,107
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	254,000	206,709
US Foods, Inc.(a)
04/15/2025	6.250%	58,000	58,009
02/15/2029	4.750%	269,000	245,807
06/01/2030	4.625%	175,000	157,621
Total			17,425,592
Gaming 0.0%
Boyd Gaming Corp.
12/01/2027	4.750%	240,000	227,306
Boyd Gaming Corp.(a)
06/15/2031	4.750%	166,000	147,603

12	Columbia Balanced Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	594,000	512,212
02/15/2030	7.000%	396,000	397,332
Churchill Downs, Inc.(a)
05/01/2031	6.750%	121,000	119,364
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	310,000	312,051
07/01/2025	6.250%	516,000	514,831
07/01/2027	8.125%	269,000	274,185
International Game Technology PLC(a)
04/15/2026	4.125%	122,000	115,886
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	261,000	230,072
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	434,000	380,863
Total			3,231,705
Health Care 0.4%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	318,000	302,347
04/15/2029	5.000%	161,000	148,195
AdaptHealth LLC(a)
03/01/2030	5.125%	616,000	479,173
Avantor Funding, Inc.(a)
07/15/2028	4.625%	283,000	262,126
11/01/2029	3.875%	339,000	296,268
Catalent Pharma Solutions, Inc.(a)
04/01/2030	3.500%	229,000	186,066
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	160,000	145,822
03/15/2029	3.750%	122,000	107,244
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	75,000	64,193
04/15/2029	6.875%	240,000	135,506
05/15/2030	5.250%	587,000	440,968
CVS Health Corp.
03/25/2048	5.050%	6,500,000	5,868,014
GE Healthcare Holding LLC(a)
11/22/2052	6.377%	6,100,000	6,649,406
HCA, Inc.(a)
03/15/2052	4.625%	13,500,000	10,848,018
IQVIA, Inc.(a)
05/15/2027	5.000%	210,000	202,671
05/15/2030	6.500%	104,000	105,293
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	58,000	50,114
10/01/2029	5.250%	635,000	545,578
Select Medical Corp.(a)
08/15/2026	6.250%	811,000	789,249
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.
07/15/2024	4.625%	106,000	106,026
02/01/2027	6.250%	370,000	364,488
11/01/2027	5.125%	237,000	226,318
10/01/2028	6.125%	271,000	256,872
01/15/2030	4.375%	186,000	165,736
Tenet Healthcare Corp.(a)
06/15/2030	6.125%	179,000	173,203
05/15/2031	6.750%	225,000	224,781
Total			29,143,675
Healthcare Insurance 0.2%
Centene Corp.
12/15/2029	4.625%	476,000	441,170
10/15/2030	3.000%	10,065,000	8,418,800
UnitedHealth Group, Inc.
04/15/2063	5.200%	10,000,000	9,791,145
Total			18,651,115
Home Construction 0.0%
Meritage Homes Corp.
06/01/2025	6.000%	302,000	302,707
Meritage Homes Corp.(a)
04/15/2029	3.875%	276,000	242,653
Taylor Morrison Communities, Inc.(a)
06/15/2027	5.875%	70,000	68,247
08/01/2030	5.125%	201,000	186,904
Total			800,511
Independent Energy 0.1%
Apache Corp.
09/01/2040	5.100%	180,000	148,549
02/01/2042	5.250%	70,000	56,963
Baytex Energy Corp.(a)
04/30/2030	8.500%	202,000	197,578
Callon Petroleum Co.
07/01/2026	6.375%	478,000	453,481
Centennial Resource Production LLC(a)
04/01/2027	6.875%	51,000	49,802
CNX Resources Corp.(a)
03/14/2027	7.250%	31,000	30,561
01/15/2029	6.000%	176,000	162,663
01/15/2031	7.375%	70,000	67,379
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	502,000	470,006
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	329,000	323,842
05/01/2029	5.000%	267,000	250,392

Columbia Balanced Fund | Third Quarter Report 2023	13

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2028	5.750%	346,000	342,649
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	379,000	355,583
02/01/2029	5.750%	103,000	92,815
04/15/2030	6.000%	131,000	118,364
04/15/2032	6.250%	121,000	108,567
Matador Resources Co.
09/15/2026	5.875%	425,000	410,997
Matador Resources Co.(a)
04/15/2028	6.875%	129,000	127,878
SM Energy Co.
09/15/2026	6.750%	253,000	245,560
Southwestern Energy Co.
02/01/2032	4.750%	725,000	627,341
Total			4,640,970
Integrated Energy 0.0%
Cenovus Energy, Inc.
02/15/2052	3.750%	3,500,000	2,424,657
Leisure 0.1%
Carnival Corp.(a)
03/01/2027	5.750%	567,000	485,518
08/01/2028	4.000%	341,000	297,547
05/01/2029	6.000%	274,000	227,582
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	181,000	195,949
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	139,000	138,003
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	359,000	352,685
Cinemark USA, Inc.(a)
05/01/2025	8.750%	54,000	55,034
03/15/2026	5.875%	411,000	390,478
07/15/2028	5.250%	9,000	7,915
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	291,000	284,581
05/15/2027	6.500%	204,000	204,459
10/15/2027	4.750%	109,000	101,137
NCL Corp., Ltd.(a)
03/15/2026	5.875%	127,000	115,529
NCL Finance Ltd.(a)
03/15/2028	6.125%	78,000	66,491
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royal Caribbean Cruises Ltd.(a)
07/01/2026	4.250%	392,000	359,777
08/31/2026	5.500%	120,000	112,885
07/15/2027	5.375%	118,000	109,132
04/01/2028	5.500%	70,000	64,398
01/15/2030	7.250%	274,000	276,513
Royal Caribbean Cruises Ltd.
03/15/2028	3.700%	208,000	176,818
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	271,000	260,410
Viking Cruises Ltd.(a)
09/15/2027	5.875%	125,000	110,180
Total			4,393,021
Life Insurance 0.2%
CoreBridge Financial, Inc.(a)
04/05/2052	4.400%	3,200,000	2,433,727
Five Corners Funding Trust III(a)
02/15/2033	5.791%	7,000,000	7,098,485
MetLife, Inc.
07/15/2052	5.000%	4,193,000	3,817,001
Voya Financial, Inc.
06/15/2046	4.800%	4,028,000	3,320,891
Total			16,670,104
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
05/01/2028	5.750%	230,000	227,162
Media and Entertainment 0.2%
Cengage Learning, Inc.(a)
06/15/2024	9.500%	176,000	176,085
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	312,000	232,033
06/01/2029	7.500%	290,000	205,278
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	559,000	492,575
iHeartCommunications, Inc.
05/01/2026	6.375%	40,481	30,736
05/01/2027	8.375%	551,365	310,175
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	170,000	119,448
01/15/2028	4.750%	318,000	220,629
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	287,000	257,827
01/15/2029	4.250%	125,000	102,198
03/15/2030	4.625%	194,000	158,367
Roblox Corp.(a)
05/01/2030	3.875%	381,000	326,231

14	Columbia Balanced Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	46,000	35,507
01/15/2031	5.375%	88,000	61,434
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	71,000	54,880
Univision Communications, Inc.(a)
05/01/2029	4.500%	157,000	131,746
06/30/2030	7.375%	290,000	269,704
Warnermedia Holdings, Inc.
03/15/2062	5.391%	17,947,000	13,971,639
Total			17,156,492
Metals and Mining 0.1%
Allegheny Technologies, Inc.
10/01/2029	4.875%	189,000	168,400
10/01/2031	5.125%	301,000	265,135
Constellium NV(a)
02/15/2026	5.875%	523,000	515,402
Constellium SE(a)
06/15/2028	5.625%	595,000	566,567
04/15/2029	3.750%	849,000	730,665
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	803,000	735,447
04/01/2029	6.125%	274,000	248,049
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	187,000	163,521
06/01/2031	4.500%	349,000	274,657
Novelis Corp.(a)
11/15/2026	3.250%	177,000	159,825
01/30/2030	4.750%	420,000	372,755
08/15/2031	3.875%	170,000	139,351
Total			4,339,774
Midstream 0.6%
Cheniere Energy Partners LP
10/01/2029	4.500%	122,000	112,424
Cheniere Energy, Inc.
10/15/2028	4.625%	87,000	81,776
CNX Midstream Partners LP(a)
04/15/2030	4.750%	220,000	183,033
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	194,000	190,575
DT Midstream, Inc.(a)
06/15/2029	4.125%	199,000	172,828
06/15/2031	4.375%	232,000	195,280
EQM Midstream Partners LP
08/01/2024	4.000%	141,000	137,485
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EQM Midstream Partners LP(a)
07/01/2025	6.000%	358,000	354,475
06/01/2027	7.500%	91,000	91,441
07/01/2027	6.500%	202,000	197,753
06/01/2030	7.500%	109,000	109,562
01/15/2031	4.750%	791,000	678,705
Holly Energy Partners LP/Finance Corp.(a)
04/15/2027	6.375%	236,000	233,536
02/01/2028	5.000%	267,000	246,938
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	8,000,000	7,189,052
MPLX LP
02/15/2049	5.500%	5,500,000	4,898,925
NuStar Logistics LP
06/01/2026	6.000%	220,000	213,719
04/28/2027	5.625%	245,000	234,360
10/01/2030	6.375%	246,000	236,776
Plains All American Pipeline LP/Finance Corp.
01/15/2037	6.650%	10,060,000	10,114,347
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	235,000	204,711
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	308,000	268,691
08/15/2031	4.125%	514,000	442,390
11/01/2033	3.875%	267,000	218,811
Western Midstream Operating LP
04/01/2033	6.150%	4,559,000	4,548,257
Western Midstream Operating LP(f)
02/01/2050	5.500%	6,375,000	5,117,651
Williams Companies, Inc. (The)
09/15/2045	5.100%	7,500,000	6,640,685
Total			43,314,186
Natural Gas 0.1%
NiSource, Inc.
02/15/2044	4.800%	7,302,000	6,573,529
Oil Field Services 0.0%
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	169,000	156,700
Nabors Industries Ltd.(a)
01/15/2026	7.250%	321,000	294,422
Nabors Industries, Inc.(a)
05/15/2027	7.375%	15,000	14,087
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	197,000	199,477
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	161,000	151,424

Columbia Balanced Fund | Third Quarter Report 2023	15

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	272,000	273,230
06/01/2031	8.375%	198,000	199,098
Total			1,288,438
Other Industry 0.0%
Picasso Finance Sub, Inc.(a)
06/15/2025	6.125%	219,000	218,422
Other REIT 0.0%
Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%	175,000	147,678
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	498,000	467,468
02/01/2027	4.250%	169,000	143,134
06/15/2029	4.750%	510,000	398,717
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	276,000	252,325
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	239,000	206,665
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	138,000	126,259
09/15/2029	4.000%	129,000	108,060
Total			1,850,306
Packaging 0.0%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	354,000	347,670
09/01/2029	4.000%	672,000	527,776
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	226,000	211,582
Ball Corp.
06/15/2029	6.000%	273,000	273,361
Canpack SA/US LLC(a)
11/15/2029	3.875%	428,000	344,269
Sealed Air Corp.(a)
02/01/2028	6.125%	38,000	37,647
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	388,000	368,155
Total			2,110,460
Pharmaceuticals 0.8%
1375209 BC Ltd.(a)
01/30/2028	9.000%	42,000	42,006
AbbVie, Inc.
11/06/2042	4.400%	9,000,000	7,898,836
Amgen, Inc.
03/02/2053	5.650%	22,370,000	22,349,866
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bausch Health Companies, Inc.(a)
02/01/2027	6.125%	130,000	84,531
08/15/2027	5.750%	170,000	107,208
06/01/2028	4.875%	216,000	130,567
09/30/2028	11.000%	75,000	56,701
10/15/2030	14.000%	14,000	8,845
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	211,000	178,893
Organon Finance 1 LLC(a)
04/30/2028	4.125%	144,000	128,259
04/30/2031	5.125%	415,000	352,109
Pfizer Investment Enterprises Pte., Ltd.
05/19/2043	5.110%	28,045,000	27,865,166
Total			59,202,987
Property & Casualty 0.1%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	451,000	405,512
10/15/2027	6.750%	721,000	673,204
04/15/2028	6.750%	463,000	454,450
11/01/2029	5.875%	197,000	169,256
AssuredPartners, Inc.(a)
08/15/2025	7.000%	120,000	118,329
01/15/2029	5.625%	372,000	321,683
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	6,500,000	5,300,912
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	417,000	359,956
HUB International Ltd.(a)
05/01/2026	7.000%	295,000	290,649
12/01/2029	5.625%	558,000	500,656
Radian Group, Inc.
03/15/2027	4.875%	160,000	152,844
USI, Inc.(a)
05/01/2025	6.875%	232,000	228,174
Total			8,975,625
Railroads 0.1%
CSX Corp.
03/15/2044	4.100%	4,500,000	3,828,247
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%	359,000	329,244
10/15/2030	4.000%	117,000	100,606
IRB Holding Corp.(a)
06/15/2025	7.000%	361,000	362,226
Total			792,076

16	Columbia Balanced Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 0.2%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	248,000	218,893
02/15/2032	5.000%	270,000	231,760
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	237,000	207,895
Hanesbrands, Inc.(a)
02/15/2031	9.000%	305,000	305,197
L Brands, Inc.(a)
07/01/2025	9.375%	33,000	35,124
10/01/2030	6.625%	406,000	387,331
L Brands, Inc.
06/15/2029	7.500%	143,000	144,627
Lithia Motors, Inc.(a)
01/15/2031	4.375%	120,000	102,419
Lowe’s Companies, Inc.
09/15/2062	5.800%	14,000,000	13,530,211
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	263,000	243,115
02/15/2029	7.750%	217,000	210,896
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	133,000	106,031
Total			15,723,499
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	95,000	97,615
02/15/2028	5.875%	158,000	154,177
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	130,000	120,677
Total			372,469
Technology 0.3%
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	254,000	228,223
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	88,000	88,249
Broadcom, Inc.(a)
02/15/2051	3.750%	11,432,000	8,254,692
Camelot Finance SA(a)
11/01/2026	4.500%	118,000	110,804
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	160,000	141,209
07/01/2029	4.875%	466,000	400,208
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	604,000	513,316
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CommScope Technologies LLC(a)
06/15/2025	6.000%	168,000	158,126
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	489,000	411,068
Dun & Bradstreet Corp. (The)(a)
12/15/2029	5.000%	233,000	202,995
Entegris Escrow Corp.(a)
06/15/2030	5.950%	489,000	471,092
Gartner, Inc.(a)
10/01/2030	3.750%	260,000	228,235
HealthEquity, Inc.(a)
10/01/2029	4.500%	165,000	146,924
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	176,000	150,782
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	200,000	168,600
Iron Mountain, Inc.(a)
09/15/2027	4.875%	91,000	85,176
03/15/2028	5.250%	159,000	148,854
07/15/2028	5.000%	350,000	320,910
07/15/2030	5.250%	167,000	149,472
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	532,000	305,346
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	409,000	336,606
NCR Corp.(a)
09/01/2027	5.750%	154,000	152,862
10/01/2028	5.000%	499,000	440,680
04/15/2029	5.125%	513,000	447,569
10/01/2030	5.250%	18,000	15,417
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	604,000	554,043
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	9,500,000	8,446,211
Picard Midco, Inc.(a)
03/31/2029	6.500%	439,000	388,521
Seagate HDD Cayman(a)
12/15/2029	8.250%	118,000	120,958
07/15/2031	8.500%	132,000	135,200
Sensata Technologies BV(a)
09/01/2030	5.875%	207,000	200,489
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	354,000	331,602
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	284,000	283,215
Verscend Escrow Corp.(a)
08/15/2026	9.750%	409,000	409,631

Columbia Balanced Fund | Third Quarter Report 2023	17

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	575,000	498,270
Total			25,445,555
Transportation Services 0.1%
ERAC USA Finance LLC(a)
10/15/2037	7.000%	5,050,000	5,861,332
Wireless 0.2%
Altice France Holding SA(a)
02/15/2028	6.000%	547,000	272,886
Altice France SA(a)
02/01/2027	8.125%	209,000	180,189
01/15/2028	5.500%	582,000	441,224
07/15/2029	5.125%	200,000	142,378
American Tower Corp.
08/15/2029	3.800%	6,000,000	5,532,024
Sprint Corp.
03/01/2026	7.625%	282,000	295,234
T-Mobile US, Inc.
01/15/2053	5.650%	6,765,000	6,754,709
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	165,000	132,284
07/15/2031	4.750%	331,000	272,372
Total			14,023,300
Wirelines 0.1%
AT&T, Inc.
09/15/2053	3.500%	9,905,000	6,877,396
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	163,000	152,410
03/15/2031	8.625%	233,000	215,001
Iliad Holding SAS(a)
10/15/2026	6.500%	339,000	318,732
10/15/2028	7.000%	505,000	471,685
Total			8,035,224
Total Corporate Bonds & Notes (Cost $643,407,442)			586,016,943

Exchange-Traded Equity Funds 1.9%
	Shares	Value ($)
International Mid Large Cap 1.9%
iShares Core MSCI EAFE ETF	2,163,578	142,861,055
Total Exchange-Traded Equity Funds (Cost $145,112,086)		142,861,055
Foreign Government Obligations(h) 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
06/01/2024	4.875%	145,000	142,345
06/01/2027	5.250%	217,000	195,843
05/15/2029	4.250%	290,000	238,051
Total			576,239
Total Foreign Government Obligations (Cost $634,664)			576,239

Residential Mortgage-Backed Securities - Agency 13.3%

Federal Home Loan Mortgage Corp.
07/01/2029- 09/01/2043	3.500%	576,395	554,666
10/01/2031- 10/01/2039	6.000%	109,165	111,543
06/01/2032- 07/01/2032	7.000%	103,992	106,348
12/01/2036- 01/01/2039	5.500%	50,339	51,885
03/01/2038	6.500%	1,265	1,296
10/01/2038- 05/01/2041	5.000%	115,203	116,387
05/01/2039- 10/01/2040	4.500%	327,282	325,553
12/01/2051	2.500%	29,848,299	25,536,140
CMO Series 1614 Class MZ
11/15/2023	6.500%	189	189
Federal Home Loan Mortgage Corp.(b)
12-month USD LIBOR + 1.709% Cap 11.199% 08/01/2036	3.865%	5,035	5,095
Federal Home Loan Mortgage Corp.(i)
01/01/2038	6.000%	151,493	157,696
05/01/2038	5.500%	67,721	69,467
11/01/2039- 06/01/2041	4.500%	820,259	816,703
05/01/2041	5.000%	207,276	208,009
01/01/2043- 06/01/2046	3.500%	541,761	508,912
Federal National Mortgage Association(i)
12/01/2025- 03/01/2046	3.500%	4,178,962	3,965,295
07/01/2027- 02/01/2031	3.000%	1,161,393	1,114,714
10/01/2043- 02/01/2044	4.500%	535,286	529,301
08/01/2044	4.000%	132,802	127,914

18	Columbia Balanced Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
01/01/2026- 05/01/2027	3.500%	271,775	265,129
01/01/2029- 06/01/2044	4.000%	510,008	498,782
06/01/2031	7.000%	45,412	46,708
07/01/2032- 03/01/2037	6.500%	125,681	129,057
06/01/2037- 02/01/2038	5.500%	53,884	55,508
05/01/2040- 06/01/2044	4.500%	775,856	769,493
08/01/2043	3.000%	100,351	91,331
Federal National Mortgage Association(c)
Series 2006-M2 Class A2A
10/25/2032	5.271%	168,188	166,918
Uniform Mortgage-Backed Security TBA(g)
06/15/2038- 06/13/2053	3.000%	173,650,000	155,097,373
06/15/2038- 06/13/2053	3.500%	148,775,000	138,019,265
06/13/2053	2.000%	51,775,000	42,563,335
06/13/2053	2.500%	124,975,000	106,836,538
06/13/2053	4.000%	264,300,000	249,680,906
06/13/2053	4.500%	166,425,000	161,194,965
06/13/2053	5.000%	115,450,000	113,725,014
Total Residential Mortgage-Backed Securities - Agency (Cost $1,020,900,234)			1,003,447,435

Residential Mortgage-Backed Securities - Non-Agency 10.6%

510 Asset Backed Trust(a),(c)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	7,834,248	7,209,467
Ajax Mortgage Loan Trust(a),(c)
CMO Series 2021-A Class A1
09/25/2065	1.065%	13,995,092	11,862,405
CMO Series 2021-B Class A
06/25/2066	2.239%	6,663,498	6,248,330
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	782,203	692,168
CMO Series 2020-6 Class M1
05/25/2065	2.805%	2,575,000	1,984,078
CMO Series 2020-R1 Class A1
04/25/2053	0.990%	3,377,495	3,029,524
CMO Series 2022-6 Class A1
07/25/2067	4.300%	27,072,000	26,004,389
Bellemeade Re Ltd.(a),(b)
CMO Series 2021-1A Class M1C
30-day Average SOFR + 2.950% Floor 2.950% 03/25/2031	7.923%	5,337,000	5,482,755
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-3A Class M1A
30-day Average SOFR + 1.000% Floor 1.000% 09/25/2031	5.973%	8,242,101	8,158,477
BRAVO Residential Funding Trust(a),(c)
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	1,080,054	1,008,150
CMO Series 2020-RPL1 Class A1
05/26/2059	2.500%	3,656,326	3,403,879
CMO Series 2021-A Class A1
10/25/2059	1.991%	7,550,799	7,166,216
CMO Series 2021-B Class A1
04/01/2069	2.115%	5,240,866	4,961,217
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	7,250,050	6,391,858
CMO Series 2021-NQM1 Class A3
02/25/2049	1.332%	2,936,909	2,564,348
CMO Series 2021-NQM2 Class A3
03/25/2060	1.435%	1,647,767	1,536,624
CMO Series 2022-NQM3 Class A1
07/25/2062	5.108%	6,622,806	6,617,206
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	2,725,000	2,122,648
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	13,860,377	12,386,345
CMO Series 2022-NQM1 Class A1
06/25/2067	5.528%	5,660,499	5,560,459
CIM Trust(a),(c)
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	4,522,658	4,326,926
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	3,769,638	3,598,707
COLT Mortgage Loan Trust(a),(c)
CMO Series 2020-2 Class A1
03/25/2065	1.853%	123,605	121,463
CMO Series 2021-HX1 Class M1
10/25/2066	2.355%	3,250,000	2,018,832
CMO Series 2022-1 Class A1
12/27/2066	2.284%	14,412,466	12,432,692
CMO Series 2022-4 Class A1
03/25/2067	4.301%	12,249,966	11,753,157
COLT Mortgage Loan Trust(a)
CMO Series 2021-2R Class A1
07/27/2054	0.798%	2,165,330	1,842,315

Columbia Balanced Fund | Third Quarter Report 2023	19

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2020-R01 Class 1M2
1-month USD LIBOR + 2.050% 01/25/2040	7.188%	2,898,936	2,912,157
CMO Series 2022-R04 Class 1M2
30-day Average SOFR + 3.100% 03/25/2042	8.073%	7,200,000	7,272,063
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	4,220,837	3,233,382
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	1,472,130	1,245,626
CMO Series 2021-NQM1 Class M1
05/25/2065	2.130%	1,075,000	703,031
CMO Series 2021-RPL1 Class A1
09/27/2060	1.668%	10,026,309	9,323,132
CMO Series 2021-RPL2 Class M1
01/25/2060	2.750%	4,775,000	3,629,082
CMO Series 2021-RPL2 Class M2
01/25/2060	3.250%	2,525,000	1,849,603
CMO Series 2022-ATH3 Class A1
08/25/2067	4.991%	6,674,750	6,467,248
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	9,391,293	8,883,765
CMO Series 2021-RPL4 Class A1
12/27/2060	1.796%	7,072,500	6,298,864
Subordinated CMO Series 2020-RPL3 Class A1
03/25/2060	2.691%	4,849,833	4,700,784
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	3,966,023	3,458,686
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	2.573%	2,567,394	2,369,375
Eagle Re Ltd.(a),(b)
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 10/25/2033	7.515%	2,764,065	2,758,204
CMO Series 2021-2 Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 04/25/2034	7.023%	11,950,000	12,005,464
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2059	3.046%	673,875	626,539
CMO Series 2020-1 Class A1
05/25/2065	2.006%	179,251	170,120
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-2 Class A1
04/25/2067	4.299%	33,562,730	32,436,429
Equifirst Mortgage Loan Trust(c)
CMO Series 2003-1 Class IF1
12/25/2032	4.010%	23,257	21,360
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-DNA1 Class M2
1-month USD LIBOR + 1.700% 01/25/2050	6.838%	2,874,424	2,860,098
CMO Series 2021-DNA1 Class M2
30-day Average SOFR + 1.800% 01/25/2051	6.773%	3,252,786	3,238,256
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	6.623%	2,770,006	2,747,709
CMO Series 2022-DNA3 Class M1B
30-day Average SOFR + 2.900% 04/25/2042	7.873%	7,000,000	6,978,095
CMO Series 2022-DNA4 Class M1A
30-day Average SOFR + 2.200% 05/25/2042	7.173%	16,052,291	16,151,104
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	7.123%	3,187,831	3,205,469
Freddie Mac STACR Trust(a),(b)
CMO Series 2019-DNA4 Class M2
1-month USD LIBOR + 1.950% 10/25/2049	7.088%	517,711	518,352
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2022-DNA2 Class M1B
30-day Average SOFR + 2.400% 02/25/2042	7.373%	16,150,000	15,878,047
CMO Series 2022-DNA5 Class M1A
30-day Average SOFR + 2.950% 06/25/2042	7.923%	11,263,461	11,450,012
Subordinated CMO Series 2021-DNA7 Class M1
30-day Average SOFR + 0.850% 11/25/2041	5.823%	23,348,985	23,082,916
GCAT LLC(a),(c)
CMO Series 2020-3 Class A1
09/25/2025	2.981%	5,559,976	5,420,711
GCAT Trust(a),(c)
CMO Series 2019-RPL1 Class A1
10/25/2068	2.650%	4,976,642	4,674,617
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	18,074,185	16,319,198
CMO Series 2022-NQM3 Class A1
04/25/2067	4.349%	33,154,769	31,978,683

20	Columbia Balanced Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2021-3 Class M1A
30-day Average SOFR + 1.900% Floor 1.900% 02/25/2034	6.715%	1,457,614	1,439,955
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	2,102,160	1,903,339
Home Re Ltd.(a),(b)
CMO Series 2021-1 Class M1B
1-month USD LIBOR + 1.550% 07/25/2033	6.688%	2,756,446	2,754,718
Homeward Opportunities Fund I Trust(a),(c)
CMO Series 2020-2 Class A3
05/25/2065	3.196%	3,450,000	3,200,863
Homeward Opportunities Fund Trust(a),(f)
CMO Series 2020-BPL1 Class A1
08/25/2025	3.228%	952,069	930,791
Imperial Fund Mortgage Trust(a),(c)
CMO Series 2021-NQM2 Class A3
09/25/2056	1.516%	5,730,826	4,573,912
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	7,176,205	6,605,245
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	14,119,483	13,222,002
MetLife Securitization Trust(a),(c)
CMO Series 2018-1A Class A
03/25/2057	3.750%	2,352,528	2,215,363
MFA Trust(a),(c)
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	2,925,000	2,432,986
CMO Series 2021-NQM1 Class A1
04/25/2065	1.153%	4,265,261	3,716,850
CMO Series 2022-NQM2 Class A1
05/25/2067	4.000%	31,637,218	29,954,779
MFRA Trust(a),(c)
CMO Series 2021-INV1 Class A1
01/25/2056	0.852%	1,404,321	1,263,343
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	290,956	262,187
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	448,904	403,379
Mill City Mortgage Loan Trust(a),(c)
CMO Series 2018-3 Class A1
08/25/2058	3.482%	4,466,041	4,262,041
CMO Series 2021-NMR1 Class M1
11/25/2060	1.850%	7,225,000	6,224,034
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	793,903	730,882
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	2,443,621	2,262,733
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 10/25/2033	7.023%	5,073,193	5,061,173
OBX Trust(a),(b)
CMO Series 2020-EXP3 Class 2A1A
1-month USD LIBOR + 0.950% 01/25/2060	6.038%	797,529	788,862
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	1,786,884	1,600,442
Preston Ridge Partners Mortgage(a),(c)
CMO Series 2021-4 Class A1
04/25/2026	1.867%	14,074,001	13,123,118
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2020-6 Class A1
11/25/2025	2.363%	3,489,930	3,327,175
CMO Series 2021-1 Class A1
01/25/2026	2.115%	5,869,072	5,625,041
CMO Series 2021-10 Class A1
10/25/2026	2.487%	8,203,195	7,608,464
CMO Series 2021-2 Class A1
03/25/2026	2.115%	4,658,225	4,368,834
CMO Series 2021-3 Class A1
04/25/2026	1.867%	7,763,758	7,217,980
CMO Series 2021-9 Class A1
10/25/2026	2.363%	12,894,705	12,131,038
Pretium Mortgage Credit Partners LLC(a),(c)
CMO Series 2021-NPL6 Class A1
07/25/2051	2.487%	18,478,915	17,233,074
PRKCM Trust(a),(c)
CMO Series 2021-AFC2 Class A3
11/25/2056	2.893%	12,941,000	8,061,451
CMO Series 2021-AFC2 Class M1
11/25/2056	3.443%	9,528,000	6,112,945
Subordinated CMO Series 2021-AFC2 Class B1
11/25/2056	3.701%	8,383,000	5,238,404
PRPM LLC(a),(c)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	3,793,818	3,250,580

Columbia Balanced Fund | Third Quarter Report 2023	21

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Radnor Re Ltd.(a),(b)
Subordinated CMO Series 2021-2 Class M1A
30-day Average SOFR + 1.850% Floor 1.850% 11/25/2031	6.823%	2,110,618	2,103,556
Subordinated CMO Series 2021-2 Class M1B
30-day Average SOFR + 3.700% Floor 3.700% 11/25/2031	8.673%	4,775,000	4,750,648
Residential Mortgage Loan Trust(a),(c)
CMO Series 2020-1 Class A3
01/26/2060	2.684%	860,119	810,523
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	3,470,593	3,290,799
CMO Series 2020-2 Class A3
04/25/2060	3.000%	5,011,302	4,838,337
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	855,313	774,471
CMO Series 2021-4 Class M1
08/25/2056	2.400%	3,475,000	2,263,126
Toorak Mortgage Corp., Ltd.(a),(c)
CMO Series 2021-1 Class A1
06/25/2024	2.240%	5,800,000	5,598,134
Towd Point HE Trust(a),(c)
CMO Series 2021-HE1 Class M2
02/25/2063	2.500%	2,800,000	2,412,393
Towd Point Mortgage Trust(a),(c)
CMO Series 2018-1 Class A1
01/25/2058	3.000%	866,860	839,034
CMO Series 2018-6 Class A1A
03/25/2058	3.750%	3,365,190	3,231,448
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month USD LIBOR + 1.000% 10/25/2048	6.138%	2,802,404	2,777,444
CMO Series 2019-HY2 Class A1
1-month USD LIBOR + 1.000% 05/25/2058	6.138%	3,262,676	3,236,712
TVC Mortgage Trust(a)
CMO Series 2020-RTL1 Class A1
09/25/2024	3.474%	157,092	156,565
VCAT Asset Securitization LLC(a),(c)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	24,117,369	22,122,561
VCAT LLC(a),(c)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	805,903	770,411
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee(a),(c)
CMO Series 2021-NP11 Class A1
08/25/2051	1.868%	12,421,245	11,529,529
Vericrest Opportunity Loan Transferee XCII LLC(a),(c)
CMO Series 2021-NPL1 Class A1
02/27/2051	1.893%	8,576,823	7,889,962
Vericrest Opportunity Loan Transferee XCIII LLC(a),(c)
CMO Series 2021-NPL2 Class A1
02/27/2051	1.893%	7,279,491	6,733,626
Vericrest Opportunity Loan Transferee XCIV LLC(a),(c)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	8,774,917	8,351,933
Vericrest Opportunity Loan Transferee XCIX LLC(a),(c)
CMO Series 2021-NPL8 Class A1
04/25/2051	2.116%	5,581,624	5,134,544
Vericrest Opportunity Loan Transferee XCVI LLC(a),(c)
CMO Series 2021-NPL5 Class A1
03/27/2051	2.116%	5,124,458	4,835,821
Vericrest Opportunity Loan Transferee XCVII LLC(a),(c)
CMO Series 2021-NPL6 Class A1
04/25/2051	2.240%	21,527,325	19,797,557
Vericrest Opportunity Loan Trust CI LLC(a),(c)
CMO Series 2021-NP10 Class A1
05/25/2051	1.992%	16,186,339	14,697,581
Verus Securitization Trust(a),(c)
CMO Series 2019-4 Class A3
11/25/2059	3.000%	3,333,955	3,164,333
CMO Series 2020-1 Class M1
01/25/2060	3.021%	6,350,000	5,150,910
CMO Series 2020-2 Class A1
05/25/2060	2.226%	604,632	581,291
CMO Series 2020-INV1 Class A1
03/25/2060	1.977%	200,798	195,857
CMO Series 2021-R1 Class A2
10/25/2063	1.057%	1,105,055	1,000,222
CMO Series 2021-R1 Class A3
10/25/2063	1.262%	1,408,054	1,273,827
CMO Series 2022-1 Class A1
01/25/2067	2.724%	22,477,177	20,181,210
CMO Series 2022-4 Class A1
04/25/2067	4.474%	2,855,184	2,751,992
CMO Series 2023-INV1 Class A1
02/25/2068	5.999%	20,495,595	20,414,787
Visio Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	1,864,106	1,723,281

22	Columbia Balanced Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Visio Trust(a)
CMO Series 2020-1R Class A2
11/25/2055	1.567%	1,033,463	939,975
CMO Series 2020-1R Class A3
11/25/2055	1.873%	1,175,972	1,073,819
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $865,052,952)			801,859,018

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
WR Grace Holdings LLC(b),(j)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 09/22/2028	8.938%	212,312	209,659
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(b),(j)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	13.018%	32,969	21,403
Media and Entertainment 0.0%
Cengage Learning, Inc.(b),(j)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	9.880%	350,212	329,945
Technology 0.0%
Ascend Learning LLC(b),(j)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.753%	247,862	222,030
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	11.003%	150,000	127,999
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
DCert Buyer, Inc.(b),(j)
2nd Lien Term Loan
1-month USD LIBOR + 7.000% 02/19/2029	12.264%	233,000	213,279
UKG, Inc.(b),(j)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 05/04/2026	8.271%	149,018	142,941
2nd Lien Term Loan
3-month Term SOFR + 5.250% Floor 0.500% 05/03/2027	10.271%	291,000	273,249
Total			979,498
Total Senior Loans (Cost $1,663,696)			1,540,505

U.S. Treasury Obligations 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(i)
02/15/2045	2.500%	36,025,000	27,981,293
Total U.S. Treasury Obligations (Cost $34,369,274)			27,981,293

Money Market Funds 8.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.241%(k),(l)	629,402,774	629,088,072
Total Money Market Funds (Cost $629,122,816)		629,088,072
Total Investments in Securities (Cost: $6,909,938,001)		8,474,554,240
Other Assets & Liabilities, Net		(900,418,668)
Net Assets		7,574,135,572

At May 31, 2023, securities and/or cash totaling $48,204,640 were pledged as collateral.
Columbia Balanced Fund | Third Quarter Report 2023	23

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2023 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	2,660	09/2023	USD	304,486,875	798,005	—
U.S. Treasury 5-Year Note	2,175	09/2023	USD	237,244,922	—	(102,499)
U.S. Treasury Ultra Bond	415	09/2023	USD	56,803,125	958,858	—
Total					1,756,863	(102,499)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(375)	09/2023	USD	(77,185,547)	34,462	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2023, the total value of these securities amounted to $1,730,343,583, which represents 22.85% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of May 31, 2023.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of May 31, 2023.
(d)	Non-income producing investment.
(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2023.
(g)	Represents a security purchased on a when-issued basis.
(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)	The stated interest rate represents the weighted average interest rate at May 31, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(k)	The rate shown is the seven-day current annualized yield at May 31, 2023.
(l)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.241%
	626,292,933	1,638,061,205	(1,635,305,967)	39,901	629,088,072	(78,683)	16,438,892	629,402,774
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
24	Columbia Balanced Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2023 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Balanced Fund | Third Quarter Report 2023	25

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT120_08_N01_(07/23)